Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.01%
Alabama: 1.56%
Education revenue: 0.19%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$ 1,000,000	$ 1,129,050
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	689,011
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	992,074
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,048,011
				3,858,146
Health revenue: 0.20%
East Alabama Health Care Authority Series B ø	0.11	9-1-2039	3,918,000	3,918,000
Utilities revenue: 1.17%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	11,430,000	12,873,263
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.91	6-1-2049	10,000,000	10,063,099
				22,936,362
				30,712,508
Alaska: 0.22%
Miscellaneous revenue: 0.22%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,227,600
Arizona: 3.06%
Education revenue: 0.37%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,321,392
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	382,369
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	258,843
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	393,180
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	236,926
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	357,708
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	392,868
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	617,362
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	739,585
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	614,739
				7,314,972
GO revenue: 0.34%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	678,468
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	455,032
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50%	7-1-2029	$ 960,000	$ 1,048,414
Phoenix AZ Refunding Bond	5.00	7-1-2026	3,810,000	4,593,412
				6,775,326
Health revenue: 1.01%
Arizona Health Facility Authority Floater Series 2015 XF 2050 (Morgan Stanley Bank LIQ) 144Aø	0.08	1-1-2037	13,000,000	13,000,000
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.08	2-1-2025	6,000,000	6,000,000
The IDA of the City of Tempe AZ Revenue Refunding Bonds Friendship Village of Tempe Project Series 2021A %%	4.00	12-1-2028	370,000	416,489
The IDA of the City of Tempe AZ Revenue Refunding Bonds Friendship Village of Tempe Project Series 2021A %%	4.00	12-1-2029	385,000	434,952
				19,851,441
Miscellaneous revenue: 0.88%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,544,604
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (State Street Bank & Trust Company LIQ) ø	0.07	7-1-2024	5,000,000	5,000,000
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	213,983
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,450,559
				17,209,146
Tax revenue: 0.33%
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,033,369
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	504,173
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	783,658
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,111,247
				6,432,447
Utilities revenue: 0.13%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,459,293
				60,042,625
Arkansas: 0.14%
Miscellaneous revenue: 0.14%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	583,288
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,162,968
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	986,570
				2,732,826
California: 6.58%
Airport revenue: 0.43%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,581,972
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	744,331
See accompanying notes to portfolio of investments

2  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Sacramento CA Airport System Senior Bond Series B	5.00%	7-1-2033	$ 500,000	$ 617,555
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,231,101
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	902,266
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	2,162,043
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,263,608
				8,502,876
Education revenue: 0.35%
California CDA Series A	6.90	8-1-2031	1,565,000	1,571,619
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,366,298
				6,937,917
GO revenue: 2.52%
California Various Purposes	5.00	8-1-2030	1,575,000	1,899,323
California Various Purposes	5.00	8-1-2032	6,700,000	8,058,438
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,744,160
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,373,242
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,986,547
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,384,967
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,853,309
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,374,416
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,328,479
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,163,972
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,117,365
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	2,003,395
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,365,636
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	2,154,272
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,267,197
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,395,085
				49,469,803
Health revenue: 0.16%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,183,484
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,393,357
California Statewide CDA Revenue Various Sweep Loan Program Series A (U.S. Bank NA LOC) ø	0.03	8-1-2035	500,000	500,000
				3,076,841
Housing revenue: 1.71%
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	0.09	3-1-2057	27,520,000	27,520,000
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California HFA Municipal Certificate of Participation Series 2 Class A	4.00%	3-20-2033	$ 973,050	$ 1,146,617
California Statewide Communities Development Authority MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	0.08	3-1-2057	5,000,000	5,000,000
				33,666,617
Miscellaneous revenue: 0.34%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,731,762
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,008,004
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	570,420
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	629,425
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	584,291
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,167,715
				6,691,617
Transportation revenue: 0.53%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.27	4-1-2036	9,810,000	10,324,040
Utilities revenue: 0.54%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,765,742
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	3,065,741
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,519,519
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,165,942
				10,516,944
				129,186,655
Colorado: 1.40%
GO revenue: 0.38%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,621,720
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,755,614
				7,377,334
Miscellaneous revenue: 0.83%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2036	1,500,000	1,826,671
Colorado Certificate of Participation Series A	4.00	12-15-2035	7,400,000	9,034,872
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,494,515
				16,356,058
Tax revenue: 0.16%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	1,097,611
See accompanying notes to portfolio of investments

4  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00%	1-15-2029	$ 600,000	$ 751,528
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,275,404
				3,124,543
Water & sewer revenue: 0.03%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	603,281
				27,461,216
Connecticut: 1.66%
Education revenue: 0.40%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	592,159
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	1,064,970
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	3.00	11-15-2035	1,000,000	1,031,231
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,114,314
				7,802,674
GO revenue: 0.87%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,376,226
Connecticut Series A	5.00	3-1-2029	2,500,000	2,766,380
Connecticut Series B	4.00	6-1-2034	750,000	911,063
Connecticut Series B	5.00	6-15-2027	3,000,000	3,481,861
Connecticut Series F	5.00	11-15-2032	300,000	350,461
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	619,543
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,477,418
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,386,971
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,465,514
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,050,000	1,217,907
				17,053,344
Health revenue: 0.17%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M %%	4.00	7-1-2038	3,000,000	3,430,054
Miscellaneous revenue: 0.10%
Connecticut Series G	4.00	10-15-2026	1,985,000	2,058,919
Tax revenue: 0.12%
Connecticut Special Tax Obligation Bonds Series A	4.00	9-1-2036	1,000,000	1,125,517
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,165,072
				2,290,589
				32,635,580
Delaware: 0.11%
Education revenue: 0.11%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,237,757
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.64%
GO revenue: 0.72%
District of Columbia Series 2014C	5.00%	6-1-2034	$ 3,000,000	$ 3,355,952
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,811,756
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,954,836
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,924,320
				14,046,864
Miscellaneous revenue: 0.32%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,707,131
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,640,012
				6,347,143
Tax revenue: 0.19%
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00	10-1-2034	750,000	894,842
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	861,384
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	775,530
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	1,190,979
				3,722,735
Transportation revenue: 0.27%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,555,209
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,649,993
				5,205,202
Water & sewer revenue: 0.14%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,793,453
				32,115,397
Florida: 5.78%
Airport revenue: 0.94%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	9,370,450
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,538,659
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,896,775
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2036	1,700,000	2,009,449
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2037	2,250,000	2,651,376
				18,466,709
Health revenue: 0.51%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,576,711
Lee Memorial Health System Series B ø	0.13	4-1-2049	1,800,000	1,800,000
See accompanying notes to portfolio of investments

6  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00%	8-1-2031	$ 500,000	$ 605,210
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,981,827
				9,963,748
Miscellaneous revenue: 2.18%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,477,387
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,446,048
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,886,960
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,763,915
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,344,643
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,480,729
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,813,436
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,207,098
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,342,205
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,451,814
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,503,140
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	732,046
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,389,320
				42,838,741
Tax revenue: 0.43%
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	733,773
Polk County FL School District	5.00	10-1-2033	2,915,000	3,735,747
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	3,968,234
				8,437,754
Transportation revenue: 0.49%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,780,067
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,450,996
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2034	375,000	473,680
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2035	400,000	504,557
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2036	600,000	755,008
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2037	525,000	659,085
				9,623,393
Water & sewer revenue: 1.23%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	638,517
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00%	10-1-2032	$ 950,000	$ 1,214,616
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,629,892
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,108,247
North Sumter County FL Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00	10-1-2033	1,945,000	2,549,630
North Sumter County FL Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00	10-1-2034	2,240,000	2,925,474
Tohopekaliga FL Water Authority Utility System Bond 144A##	5.00	10-1-2025	12,000,000	14,157,236
				24,223,612
				113,553,957
Georgia: 1.95%
Health revenue: 0.09%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00	7-1-2035	1,300,000	1,653,720
Industrial development revenue: 0.03%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	579,484
Utilities revenue: 1.83%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	3,080,708
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,508,654
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,308,294
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,422,522
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,766,020
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,140,430
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	646,762
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,139,733
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	733,600
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,302,984
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,048,212
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.81	4-1-2048	10,000,000	10,064,868
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0308 (Bank of America NA LIQ) 144Aø	0.11	1-1-2052	3,835,000	3,835,000
				35,997,787
				38,230,991
See accompanying notes to portfolio of investments

8  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.32%
Airport revenue: 0.09%
Guam International Airport Authority	5.00%	10-1-2022	$ 1,000,000	$ 1,045,685
Guam International Airport Authority	5.00	10-1-2023	775,000	810,455
				1,856,140
Tax revenue: 0.09%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	1,500,000	1,730,092
Water & sewer revenue: 0.14%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,710,218
				6,296,450
Hawaii: 0.07%
Airport revenue: 0.07%
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	598,946
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	716,569
				1,315,515
Illinois: 15.94%
Airport revenue: 1.71%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00	1-1-2035	2,860,000	3,184,764
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,761,944
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,529,151
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,166,013
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	9,146,334
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,893,959
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	8,755,000	9,272,574
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,721,257
				33,675,996
Education revenue: 0.86%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	540,340
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	505,622
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	863,362
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,945,091
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	494,308
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	1,145,770
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,791,737
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Wesleyan University	5.00%	9-1-2026	$ 680,000	$ 809,289
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,379,045
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,125,654
Quad Cities Illinois Regional EDA Augustana College Series 2005 (BMO Harris Bank NA LOC) ø	0.07	10-1-2035	1,000,000	1,000,000
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	471,852
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	624,242
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	2,000,000	2,093,175
				16,789,487
GO revenue: 2.84%
Bolingbrook, Will & Dupage Counties Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	89,916
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	3,227,420
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	2,000,000	2,500,557
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,454,378
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,519,217
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,268,866
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,206,044
Chicago IL Series A	5.00	1-1-2025	750,000	820,528
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,820,577
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,411,626
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,360,326
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,253,192
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,465,444
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,191,242
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,537,916
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,212,360
Cook County IL Series B	5.00	11-15-2023	600,000	658,784
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,287,861
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,575,738
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,541,702
Illinois Series A	5.00	4-1-2023	4,500,000	4,806,848
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,030,928
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	814,131
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	503,932
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	565,914
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	627,422
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	355,690
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,558,514
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,135,260
				55,802,333
See accompanying notes to portfolio of investments

10  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.21%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00%	8-15-2034	$ 1,000,000	$ 1,220,138
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,180,974
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	663,690
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	1,014,197
				4,078,999
Housing revenue: 0.22%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	1,190,012
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,946,747
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	1,166,280
				4,303,039
Miscellaneous revenue: 0.46%
Illinois	5.50	7-1-2026	2,300,000	2,488,659
Illinois Refunding Bond	5.00	8-1-2024	1,000,000	1,037,589
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,420,792
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,133,232
				9,080,272
Tax revenue: 7.29%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,441,906
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,380,652
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,264,224
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,278,876
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,874,705
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,621,148
Cook County IL Sales Tax Bond Series 2017	5.00	11-15-2033	4,000,000	4,904,611
Cook County IL Sales Tax Bond Series 2018	5.25	11-15-2035	2,000,000	2,483,388
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,483,217
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	2,065,193
Illinois	5.00	6-15-2023	16,150,000	17,416,893
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,447,001
Illinois Regional Transportation Authority (NPFGC Insured)	6.50	7-1-2026	8,615,000	10,321,553
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,001,861
Illinois Series A	5.00	1-1-2027	10,625,000	10,744,707
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,210,940
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,751,725
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,407,869
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,294,999
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	35,200,000	30,248,029
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00%	12-15-2030	$12,800,000	$ 10,654,045
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	10,000,000	8,722,639
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,008,892
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,750,000	2,099,893
				143,128,966
Tobacco revenue: 0.17%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,364,441
Transportation revenue: 0.17%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,612,682
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,742,398
				3,355,080
Water & sewer revenue: 2.01%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2023	1,515,000	1,593,038
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2025	620,000	649,238
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,094,542
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,133,482
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,556,596
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,115,797
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,481,686
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,361,603
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,023,446
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	3,155,742
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,540,425
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,753,122
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,093,700
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,093,700
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,093,700
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,899,576
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	609,969
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	704,046
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	739,944
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	587,307
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	662,171
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	607,978
				39,550,808
				313,129,421
See accompanying notes to portfolio of investments

12  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.52%
Airport revenue: 0.07%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00%	1-1-2033	$ 1,120,000	$ 1,436,015
Education revenue: 0.07%
Purdue University Student Facilities System Series A ø	0.04	7-1-2033	1,250,000	1,250,000
Health revenue: 0.12%
Knox County IN EDA Series A	5.00	4-1-2022	925,000	944,783
Knox County IN EDA Series A	5.00	4-1-2023	665,000	679,076
Knox County IN EDA Series A	5.00	4-1-2026	750,000	764,712
				2,388,571
Industrial development revenue: 0.15%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,944,502
Miscellaneous revenue: 0.79%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	2,042,483
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,332,741
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	904,060
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,189,552
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	874,321
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,635,634
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,189,552
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,837,858
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,379,104
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2031	900,000	1,057,146
				15,442,451
Water & sewer revenue: 0.32%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,617,854
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,170,357
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,500,000
				6,288,211
				29,749,750
Iowa: 0.45%
GO revenue: 0.14%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,742,884
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.13%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Korea Development Bank LOC) ø	0.09%	4-1-2022	$ 2,500,000	$ 2,500,000
Utilities revenue: 0.18%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,552,936
				8,795,820
Kansas: 0.30%
Miscellaneous revenue: 0.14%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,827,434
Tax revenue: 0.06%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,103,836
Utilities revenue: 0.10%
Burlington KS Environmental Impact Series A ø	0.12	9-1-2035	2,000,000	2,000,000
				5,931,270
Kentucky: 2.54%
Education revenue: 0.09%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	204,888
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	317,102
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	277,789
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	216,252
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2035	460,000	548,321
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	279,075
				1,843,427
Transportation revenue: 0.32%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,298,187
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	890,004
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,152,357
				6,340,548
Utilities revenue: 2.13%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	18,119,247
See accompanying notes to portfolio of investments

14  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series B	4.00%	1-1-2049	$13,000,000	$ 14,317,836
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,000,000	9,357,238
				41,794,321
				49,978,296
Louisiana: 2.28%
Airport revenue: 0.17%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,427,112
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	896,971
				3,324,083
Education revenue: 0.31%
Louisiana Public Facilities Authority Loyola University Project CAB øø##	0.00	10-1-2027	3,380,000	3,499,138
Louisiana Public Facilities Authority Loyola University Project CAB øø	0.00	10-1-2028	2,500,000	2,619,306
				6,118,444
Miscellaneous revenue: 0.94%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,762,485
Louisiana Public Facilities Authority Archdiocese of New Orleans Project •	5.00	7-1-2024	1,000,000	960,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project •	5.00	7-1-2025	600,000	576,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project •	5.00	7-1-2026	500,000	480,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,340,376
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,177,700
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,830,507
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,171,815
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,177,700
				18,476,583
Tax revenue: 0.31%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,236,898
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,234,669
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,559,405
				6,030,972
Transportation revenue: 0.18%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,166,853
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00%	11-1-2032	$ 1,000,000	$ 1,166,725
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,166,487
				3,500,065
Water & sewer revenue: 0.37%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	600,985
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	717,446
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	780,822
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,109,303
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	468,759
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	379,573
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	390,087
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,286,706
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	889,415
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	764,196
				7,387,292
				44,837,439
Maine: 0.49%
Education revenue: 0.31%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,219,738
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,440,003
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,692,830
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,774,334
				6,126,905
Health revenue: 0.18%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	941,866
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,349,864
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,280,571
				3,572,301
				9,699,206
Maryland: 0.84%
Education revenue: 0.26%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	513,285
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	549,805
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	523,165
See accompanying notes to portfolio of investments

16  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Maryland HEFAR Stevenson University Series 2021A	4.00%	6-1-2039	$ 500,000	$ 578,590
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,942,877
				5,107,722
Miscellaneous revenue: 0.47%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	6,001,344
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,535,611
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,600,651
				9,137,606
Tax revenue: 0.08%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	480,000	512,946
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,053,204
				1,566,150
Water & sewer revenue: 0.03%
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	646,433
				16,457,911
Massachusetts: 0.58%
GO revenue: 0.36%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,743,957
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,890,081
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,392,833
				7,026,871
Health revenue: 0.06%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	677,902
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	643,429
				1,321,331
Miscellaneous revenue: 0.16%
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,115,417
				11,463,619
Michigan: 2.59%
Airport revenue: 0.09%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	973,347
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	732,513
				1,705,860
Education revenue: 0.34%
Flint MI International Academy Public School	5.38	10-1-2022	505,000	506,094
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Flint MI International Academy Public School	5.50%	10-1-2027	$ 1,985,000	$ 1,988,355
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,652,548
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	663,613
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,106,021
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	829,516
				6,746,147
GO revenue: 0.32%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,248,634
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,288,343
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,807,883
				6,344,860
Health revenue: 0.24%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	420,968
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	841,104
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,541,825
				4,803,897
Miscellaneous revenue: 0.38%
Michigan Finance Authority Local Government Loan Program Series F ##	4.00	10-1-2024	3,000,000	3,210,414
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,180,791
				7,391,205
Water & sewer revenue: 1.22%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	4,007,583
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,129,163
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,462,103
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,075,458
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,232,633
				23,906,940
				50,898,909
Mississippi: 0.89%
Health revenue: 0.19%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,232,306
See accompanying notes to portfolio of investments

18  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00%	10-1-2038	$ 1,000,000	$ 1,229,568
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,226,708
				3,688,582
Miscellaneous revenue: 0.48%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,150,000	9,496,728
Water & sewer revenue: 0.22%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,274,289
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	602,334
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	499,076
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	860,477
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,147,302
				4,383,478
				17,568,788
Missouri: 0.60%
Education revenue: 0.15%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,886,263
Health revenue: 0.13%
Missouri State HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	2,000,000	2,490,121
Miscellaneous revenue: 0.32%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,636,187
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,646,875
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,097,433
				6,380,495
				11,756,879
Nebraska: 0.25%
Health revenue: 0.07%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,413,107
Utilities revenue: 0.18%
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,344,186
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,184,469
				3,528,655
				4,941,762
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 1.42%
GO revenue: 1.41%
Clark County NV Refunding Bond	5.00%	6-1-2030	$ 3,955,000	$ 4,840,914
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,058,394
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,775,786
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,994,659
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,839,963
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,207,625
				27,717,341
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	214,247
				27,931,588
New Hampshire: 0.17%
Housing revenue: 0.17%
New Hampshire HFA SFMR Acquisition Series E & F	4.80	7-1-2028	440,000	443,355
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,443,289	2,905,238
				3,348,593
New Jersey: 3.38%
Airport revenue: 0.26%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,483,838
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,553,566
				5,037,404
GO revenue: 0.27%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,027,067
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,194,424
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,182,965
				5,404,456
Miscellaneous revenue: 1.48%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	452,586
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,964,431
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,464,800
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,373,626
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.09	7-1-2026	1,500,000	1,500,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2538 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.08	6-15-2040	2,810,000	2,810,000
See accompanying notes to portfolio of investments

20  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.08%	6-15-2050	$ 6,000,000	$ 6,000,000
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured) %%	5.00	6-1-2038	1,000,000	1,417,226
				28,982,669
Tax revenue: 0.85%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,805,397
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,137,907
New Jersey TTFA Transportation System Series AA	4.00	6-15-2038	1,000,000	1,167,333
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,553,134
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	4,125,397
				16,789,168
Transportation revenue: 0.52%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,667,729
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,275,504
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	2,000,000	2,469,696
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,853,163
				10,266,092
				66,479,789
New Mexico: 0.89%
GO revenue: 0.15%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2026	1,205,000	1,451,859
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,422,802
				2,874,661
Miscellaneous revenue: 0.59%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	10,525,096
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,132,544
				11,657,640
Utilities revenue: 0.15%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	2,570,000	2,954,136
				17,486,437
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 10.94%
Airport revenue: 0.25%
New York & New Jersey Port Authority	4.00%	7-15-2036	$ 1,000,000	$ 1,189,683
New York & New Jersey Port Authority	4.00	7-15-2037	3,250,000	3,848,969
				5,038,652
Education revenue: 1.25%
Albany NY IDA Foundation State University Project Series A ø	0.16	7-1-2032	2,265,000	2,265,000
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	392,716
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	684,052
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,001,191
Town of Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	5,564,611
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	3,070,934
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	3,105,187
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,971,132
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,667,084
Westchester County NY Local Development Pace University Series B ø	0.30	5-1-2044	1,910,000	1,910,000
				24,631,907
GO revenue: 0.71%
New York NY Series B	5.00	12-1-2032	2,000,000	2,419,813
New York NY Series C	5.00	8-1-2031	5,000,000	5,723,094
Town of Hempstead NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,741,540
				13,884,447
Industrial development revenue: 0.23%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	0.19	7-1-2027	705,000	705,000
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	1,016,229
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2029	1,160,000	1,466,184
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2030	1,000,000	1,282,396
				4,469,809
Miscellaneous revenue: 0.28%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,467,161
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	3,089,418
				5,556,579
Tax revenue: 3.95%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,350,614
See accompanying notes to portfolio of investments

22  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Dormitory Authority Series A	5.00%	3-15-2028	$ 5,000,000	$ 5,753,383
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,612,179
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,872,348
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,886,300
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,790,820
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2024	6,010,000	6,323,295
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,292,960
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,798,559
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,176,315
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,236,695
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2032	5,000,000	5,912,196
New York Urban Development Corporation Personal Income Tax Series C	4.00	3-15-2037	3,000,000	3,524,600
				77,530,264
Transportation revenue: 3.69%
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	4,010,000	4,202,419
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,153,248
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00	11-15-2033	2,175,000	2,565,780
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2028	2,450,000	2,569,284
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	4,043,166
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	9-1-2022	4,000,000	4,168,653
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	11-15-2030	2,010,000	2,331,208
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	11,540,000	13,488,365
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	15,179,846
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	0.07	11-15-2041	2,000,000	2,000,000
Triborough NY Bridge & Tunnel Authority Subordinated Bonds Series B-2 (State Street Bank & Trust Company LOC) ø	0.06	1-1-2032	150,000	150,000
Triborough NY Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,030,000	8,057,712
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,165,000	5,231,327
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,015,000	6,289,179
				72,430,187
Utilities revenue: 0.23%
Long Island NY Power Authority Electric System Revenue General Series B	0.68	9-1-2051	3,000,000	3,092,248
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,378,814
				4,471,062
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.35%
New York NY Municipal Water Finance Authority Series GG	5.00%	6-15-2029	$ 1,295,000	$ 1,504,230
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,616,052
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	443,369
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	344,808
				6,908,459
				214,921,366
North Carolina: 0.27%
Miscellaneous revenue: 0.27%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,816,249
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	92,284
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0331 (Deutsche Bank LIQ) 144Aø	0.09	6-1-2048	2,400,000	2,400,000
				5,308,533
Ohio: 1.60%
Education revenue: 0.07%
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,371,889
GO revenue: 0.11%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,139,976
Health revenue: 0.07%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,383,563
Miscellaneous revenue: 0.58%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,506,125
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,407,343
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	588,771
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	704,905
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,461,270
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	700,000	701,053
				11,369,467
Tax revenue: 0.16%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,107,036
Tobacco revenue: 0.12%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,432,341
Transportation revenue: 0.06%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,066,542
See accompanying notes to portfolio of investments

24  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.37%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00%	11-15-2033	$ 625,000	$ 763,659
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	828,243
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,164,650
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,419,169
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,072,305
				7,248,026
Water & sewer revenue: 0.06%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,223,761
				31,342,601
Oklahoma: 2.33%
Education revenue: 0.05%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	906,604
Miscellaneous revenue: 1.97%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,546,685
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,393,912
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,596,210
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,205,975
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,201,044
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,542,587
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	853,062
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	489,416
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	304,875
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	817,920
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,946,694
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,299,317
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,474,304
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,480,931
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,161,761
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,441,113
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00%	9-1-2023	$ 1,000,000	$ 1,086,568
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	581,731
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,339,638
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,506,889
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,039,202
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	3,000,000	3,457,445
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	637,060
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	659,226
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	695,022
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,028,297
				38,786,884
Tax revenue: 0.23%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,754,694
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,333,039
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,475,821
				4,563,554
Utilities revenue: 0.05%
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,035,371
Water & sewer revenue: 0.03%
McGee Creek OK Authority (NPFGC Insured)	6.00	1-1-2023	485,000	504,557
				45,796,970
Oregon: 0.74%
Airport revenue: 0.14%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	667,194
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	517,300
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	685,422
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	897,924
				2,767,840
GO revenue: 0.42%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,390,985
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,816,299
				8,207,284
See accompanying notes to portfolio of investments

26  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.18%
Oregon Facilities Authority Asante Project Series A	5.00%	8-15-2037	$ 1,400,000	$ 1,776,199
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,795,454
				3,571,653
				14,546,777
Pennsylvania: 10.32%
Airport revenue: 0.05%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	386,250
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	549,948
				936,198
Education revenue: 0.82%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,680,050
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,239,058
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	1,026,950
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	756,879
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,162,766
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,609,775
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,354,130
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,611,150
Philadelphia PA IDA	5.88	6-15-2022	290,000	299,338
Philadelphia PA IDA	6.13	6-15-2023	380,000	402,335
Philadelphia PA IDA	7.00	5-1-2026	740,000	742,244
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,307,801
				16,192,476
GO revenue: 4.01%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,876,823
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,481,919
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,331,550
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,434,860
Philadelphia PA (AGM Insured) ##	5.00	8-1-2025	7,000,000	8,216,480
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,987,779
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,969,182
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,478,386
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,191,188
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,925,094
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	7,830,348
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,128,921
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,318,030
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	2,077,451
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,444,956
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,879,264
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,902,531
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,869,181
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,136,901
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Pittsburgh PA Series A	5.00%	9-1-2023	$ 3,810,000	$ 3,978,380
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,192,411
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,387,726
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,068,067
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	608,773
				78,716,201
Health revenue: 1.17%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,329,369
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,763,657
Allegheny County PA Hospital Development Authority Series B (NPFGC Insured)	6.00	7-1-2025	2,605,000	3,130,794
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	180,777
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	194,449
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,170,000	1,323,704
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	177,292
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,215,000	1,370,867
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	171,572
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,075,000	1,210,701
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,154,427
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,290,769
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	2,108,291
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,848,309
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 (Royal Bank of Canada LIQ) 144Aø	0.09	8-15-2027	1,750,000	1,750,000
				23,004,978
Industrial development revenue: 0.14%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2033	700,000	885,344
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2034	750,000	945,008
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2035	750,000	942,466
				2,772,818
See accompanying notes to portfolio of investments

28  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.81%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25%	11-1-2033	$ 2,000,000	$ 2,192,330
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2023	1,900,000	2,069,625
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2024	1,660,000	1,874,455
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	537,632
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	591,774
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	460,580
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,452,791
Pennsylvania Public School Building Authority Series A (AGM Insured)	5.00	12-1-2028	480,000	584,385
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	706,383
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	714,926
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	340,000	389,323
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	605,000	692,048
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	645,000	736,159
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	409,418
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	743,523
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2028	3,020,000	3,659,020
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,518,009
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	920,000	1,120,071
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	3,505,000	4,203,438
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,351,745
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,149,295
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	900,253
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	899,090
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	560,716
				35,516,989
Resource recovery revenue: 0.32%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,282,427
Tobacco revenue: 0.45%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,057,298
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue (continued)
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00%	6-1-2028	$ 2,500,000	$ 3,127,363
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0060 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.09	6-1-2034	2,650,000	2,650,000
				8,834,661
Transportation revenue: 1.08%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,224,774
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,295,780
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,455,848
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,038,310
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,670,609
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,605,505
				21,290,826
Water & sewer revenue: 0.47%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,446,656
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,888,981
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,910,162
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,163,932
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	880,599
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	881,251
				9,171,581
				202,719,155
South Carolina: 0.60%
Education revenue: 0.37%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	495,000	495,255
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	807,696
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,167,939
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,466,543
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,303,332
				7,240,765
Health revenue: 0.01%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.15	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.22%
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,319,006
See accompanying notes to portfolio of investments

30  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Laurens County SC Education Assistance for District #55	5.00%	12-1-2025	$ 1,000,000	$ 1,173,046
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,808,347
				4,300,399
				11,816,164
Tennessee: 0.82%
Education revenue: 0.03%
Franklin County TN HEFA	5.00	9-1-2030	560,000	583,051
Housing revenue: 0.10%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	809,787
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,129,310
				1,939,097
Utilities revenue: 0.69%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	11,000,000	12,327,926
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	1,000,000	1,304,064
				13,631,990
				16,154,138
Texas: 5.95%
Airport revenue: 0.84%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,986,477
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2035	2,500,000	2,980,785
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,748,425
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,347,026
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,479,822
				16,542,535
Education revenue: 0.27%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	140,000	141,866
University of Houston Series B	5.25	7-1-2026	4,225,000	5,134,215
				5,276,081
GO revenue: 2.30%
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,698,365
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,183,253
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,529,153
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,154,383
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,497,391
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,143,657
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,302,274
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Crane County TX Water District Unlimited Tax Bond	5.00%	2-15-2031	$ 1,000,000	$ 1,152,455
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	764,182
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	815,616
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,130,637
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	833,534
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,202,439
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,358,248
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,497,746
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	848,208
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,568,631
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,029,689
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,219,856
Plano TX	5.00	9-1-2030	2,155,000	2,626,257
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,972,237
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,313,025
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,646,638
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	769,463
				45,257,337
Miscellaneous revenue: 0.36%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	681,344
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	489,363
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	609,571
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,703,368
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,167,528
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,455,831
				7,107,005
Tax revenue: 0.46%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,786,393
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	1,988,234
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,527,596
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,586,357
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,057,572
				8,946,152
Transportation revenue: 0.86%
North Texas Thruway Authority Revenue Convertible CAB Special PJS System C øø	6.75	9-1-2045	5,000,000	7,567,134
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,859,482
See accompanying notes to portfolio of investments

32  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00%	12-31-2035	$ 3,000,000	$ 3,753,029
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,761,717
				16,941,362
Utilities revenue: 0.52%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	1,205,000	1,310,679
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,555,360
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,742,045
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,903,409
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,160,944
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	439,305
				10,111,742
Water & sewer revenue: 0.34%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	806,185
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,282,029
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,142,302
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,538,822
				6,769,338
				116,951,552
Utah: 0.31%
Education revenue: 0.11%
University of Utah (Citibank NA LIQ) 144Aø	0.08	2-1-2023	680,000	680,000
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	420,109
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	1,025,000	1,098,517
				2,198,626
Miscellaneous revenue: 0.20%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,207,349
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,852,875
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	766,593
				3,826,817
				6,025,443
Virginia: 0.11%
Tax revenue: 0.11%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,166,369
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	386,000	187,006
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Marquis VA CDA CAB Series C ¤	0.00%	9-1-2041	$ 1,772,000	$ 103,397
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	601,139
				2,057,911
Washington: 4.89%
Education revenue: 0.06%
Washington EDFA	5.00	6-1-2028	1,000,000	1,116,393
GO revenue: 1.74%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	936,806
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,914,381
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,953,490
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,459,667
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,372,485
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,845,057
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,725,737
				34,207,623
Health revenue: 0.78%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	1.07	1-1-2042	10,000,000	10,059,442
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,601,873
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,210,422
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,551,946
				15,423,683
Housing revenue: 0.55%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,400,039
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,895,040
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	798,482
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,622,953
				10,716,514
Miscellaneous revenue: 0.96%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,994,486
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,202,809
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,666,891
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,080,257
				18,944,443
See accompanying notes to portfolio of investments

34  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.29%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00%	6-1-2033	$ 1,175,000	$ 1,328,521
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	743,115
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,739,486
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,818,537
				5,629,659
Utilities revenue: 0.51%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,341,687
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,702,311
				10,043,998
				96,082,313
West Virginia: 0.72%
GO revenue: 0.25%
West Virginia Road Bond Series B	5.00	12-1-2036	4,000,000	4,973,190
Health revenue: 0.08%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	449,691
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,172,306
				1,621,997
Miscellaneous revenue: 0.39%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,669,684
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,858,586
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,037,226
				7,565,496
				14,160,683
Wisconsin: 0.79%
Education revenue: 0.26%
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	5,053,091
Health revenue: 0.31%
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,538,876
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A %%	4.00	10-1-2041	3,000,000	3,616,920
				6,155,796
Miscellaneous revenue: 0.12%
Appleton WI RDA Redevelopment Revenue Adjustable Rate Demand Revenue Bond Fox Cities Arts Center B (Associated Trust Company NA LOC) ø	0.10	6-1-2036	1,000,000	1,000,000
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—September 30, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Milwaukee WI RDA Public Schools		5.00%	11-15-2029	$ 420,000	$ 504,057
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	760,331
					2,264,388
Tax revenue: 0.10%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2034	1,250,000	907,762
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	1,116,567
					2,024,329
					15,497,604
Total Municipal obligations (Cost $1,825,877,861)					1,964,585,764
Total investments in securities (Cost $1,825,877,861)	100.01%				1,964,585,764
Other assets and liabilities, net	(0.01)				(241,534)
Total net assets	100.00%				$1,964,344,230

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
•	The Fund has stopped accruing interest on this security.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

36  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,964,585,764	$0	$1,964,585,764
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  37